Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash and cash equivalents	$ 493,784	$ 185,240
Prepayments, other receivables and other current assets	6,402,513	3,387,091
Inventories, net	6,854,055	14,668,535
Total current assets	13,750,352	18,240,866
Non-current assets:
Property, plant and equipment, net	5,263	9,816
Right-of-use assets, net	135,908	18,534
Deferred tax assets, net	717,435	19,734
Total non-current assets	858,606	48,084
Total Assets	14,608,958	18,288,950
Current Liabilities:
Accounts payable	208	209
Tax payable	87,654	88,214
Other payables and accrued liabilities	108,365	144,372
Lease liabilities – current	80,172	18,665
Total current liabilities	294,415	251,460
Non-current liabilities:
Lease liabilities – non current	55,736
Total non-current liabilities	55,736
Total liabilities	350,151	251,460
SHAREHOLDERS’ EQUITY
Additional paid-up capital	17,981,003	17,981,003
Retained earnings (Deficit)	(3,671,264)	86,051
Accumulated other comprehensive loss	(51,190)	(29,822)
Total shareholders’ equity	14,258,807	18,037,490
Total liabilities and shareholders’ equity	14,608,958	18,288,950
Related Party
Current Liabilities:
Amounts due to related parties	18,016
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	173	173
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 85	$ 85